CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	$ 525	$ 1,264	$ 1,143
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	266	317	393
Write down of amounts receivables	60
Write down of inventories	41	25	80
Write down of property, plant and equipment		117
Deferred income taxes			(12)
Gain on disposal of property, plant and equipment			(110)
Changes in operating assets and liabilities:
Accounts receivable	858	(1,378)	214
Inventories	(834)	687	1,539
Prepaid expenses and other assets	286	249	100
Accounts payable	1,040	(291)	2
Accrued expenses and other liabilities	99	195	697
Income tax payable	(121)	103	55
Long-term deposits	4	(32)	122
Net cash provided by operating activities	2,224	1,256	4,223
Investing activities:
Purchase of property, plant and equipment	(197)	(524)	(129)
Proceeds from disposal of property, plant and equipment		60	110
Acquisition of a subsidiary			(19)
Repayment from long-term loan receivable			184
Release of bank pledged deposit			643
Contribution from a non-controlling shareholder			26
Net cash provided by (used in) investing activities	(197)	(464)	815
Financing activities:
Proceed from exercise of employee share options			30
Acquisition of additional interests in a subsidiary	(9)
Cash dividends paid	(1,126)	(1,364)	(758)
Net cash used in financing activities	(1,135)	(1,364)	(728)
Net increase (decrease) in cash and cash equivalents	892	(572)	4,310
Cash and cash equivalents at the beginning of year	9,140	9,727	5,416
Effect of exchange rate changes on cash	(4)	(15)	1
Cash and cash equivalents at the end of year	10,028	9,140	9,727
Supplemental cash flow information:
Interest			7
Income taxes	$ 350	$ 120	$ 91